ESOP PLAN (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
ESOP PLAN [Abstract]
Schedule of Shares Held by the ESOP

	December 31,	September 30,
	2013	2013	2012
Allocated to participants	30,351	16,862	3,372
Released, but unallocated	-	10,117	10,117
Unearned	239,439	242,811	256,301

Total ESOP shares	269,790	269,790	269,790

Fair value of unearned shares	$3,355	$3,509	$3,158

Shares held by the ESOP at September 30, 2014 and December 31, 2013 was as follows:

	September 30, 2014	December 31, 2013
Allocated to participants	30,022	30,351
Unearned	239,439	239,439
Total ESOP shares	269,461	269,790
Fair value of unearned shares (in thousands)	$3,440	$3,355